Geographic Information	12 Months Ended
Jun. 30, 2026
Geographic Information [Abstract]
Geographic information

17. Geographic information

As the Group’s long-lived assets are substantially located in the PRC, no geographical segments are presented. The following table presents the revenue by geographical region, based on the location of service performance for the years ended June 30, 2024, 2025 and 2026:

	For the years ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
North America	25,689,032	19,663,963	8,857,412
China	12,758,034	7,474,699	1,064,411
Japan and Korea	5,298,445	6,556,006	2,875,304
Others	2,230,910	1,898,387	539,031
Total	45,976,421	35,593,055	13,336,158